Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Republic Power Group Limited
Entity Central Index Key	0001912884
Entity File Number	001-42903
Entity Incorporation, State or Country Code	D8
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--06-30
Entity Interactive Data Current	Yes
Entity Address, Address Line One	#04-09 Techplace II
Entity Address, Address Line Two	5008 Ang Mo Kio Ave 5
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	569874
Title of 12(b) Security	Class A Ordinary shares, par value $0.000625 per share
Trading Symbol	RPGL
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Contact Personnel Name	Ziyang Long
Contact Personnel Email Address	ziyang@republicpower.net
Entity Address, Address Line One	#04-09 Techplace II,
Entity Address, Address Line Two	5008 Ang Mo Kio Ave 5
Entity Address, Country	SG
City Area Code	+65
Local Phone Number	6717 7722
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	569874
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	16,000,000
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	100,000